General information	12 Months Ended
Dec. 31, 2017
Disclosure of general information [Line Items]
Disclosure of general information about financial statements [text block]
1.	General information

Minco Gold Corporation (“Minco Gold” or the “Company”) was incorporated in 1982 under the laws of British Columbia, Canada as Cap Rock Energy Ltd. The Company changed its name to Minco Gold in 2007. The registered office of the Company is 2772 – 1055 West Georgia Street, British Columbia, Canada. The Company’s common shares are traded on the TSX Venture Exchange (“TSX-V”) under the symbol “MMM”. The Company’s common shares were traded on the NYSE MKT under the symbol “MGH” until January 31, 2017, and commenced trading on the OTC Market in the USA (“OTCQX”) under the symbol MGHCF since January 31, 2017.

Business operations

Minco Gold is an investment Company whose objective is to achieve long term capital appreciation, while preserving capital, by investing in public and private equity securities.

The Company was previously an exploration stage enterprise engaged in exploration and evaluation of gold-dominant mineral properties and projects. On November 11, 2016, the Company submitted an application to the Toronto Stock Exchange (“TSX”) for delisting from the TSX and listing on the TSX-V as an investment issuer. At the same time, the Company also has changed its business from an exploration company into an investment issuer engaged in investing in privately and publicly traded companies. The Company received approval from TSX-V and the Company’s common shares commenced to trade on the TSX-V under the symbol MMM on May 1, 2017.

The Company commenced operations as an investment entity under IFRS 10 Consolidated financial statements as of November 11, 2016. As such, the Company commenced accounting for its investment in Minco Silver Corporation (“Minco Silver”) and other subsequent investments at fair value through profit or loss (“FVTPL”) starting November 11, 2016 in accordance with IAS 39 Financial Instruments: recognition and measurement (“IAS 39”).

Significant transaction with Minco Silver in 2015

On May 22, 2015, the Company entered into a share purchase agreement (“SPA”) with Minco Silver Corporation (“Minco Silver”) and Minco Silver’s wholly-owned subsidiary, Minco Investment Holding HK Ltd. (“Minco Investment”). Pursuant to the SPA, the Company sold all of the issued and outstanding shares of its wholly-owned subsidiary, Minco Resources Limited (“Minco Resources”), which held interests in Minco Mining (China) Corporation (“Minco China”) to Minco Investment. Minco China consolidated certain subsidiaries including Yuanling Minco Mining Ltd. (“Yuanling Minco”), Tibet Minco Mining Co. Ltd. (“Tibet Minco”), Huaihua Tiancheng Mining Ltd. (“Huanihua Tiancheng”), a legal ownership of Changfu Minco Mining Co. Ltd., formerly Foshan Minco Mining Co. Ltd., (“Changfu Minco”) and a 51% interest in Guangdong Mingzhong Mining Co. Ltd. (“Mingzhong”), which owned the Changkeng Gold Project.

The selling price was $13,716,397. In accordance with the SPA, $3,700,000 of the sales price was applied to settle outstanding amounts due from the Company to Minco Silver. This sale transaction closed on July 31, 2015.

The Company recognised a gain of $18,467,407 on the sale, based on the consideration received of $13,716,397 and the negative carrying value of its investment in the net assets of Minco Resources in the amount of $4,340,686. This resulted in a total gain of $18,057,083, which was reduced by $69,000 to account for the transaction costs and further adjusted to include the reclassification of cumulative translation adjustments of $479,324 relating to the disposed entities. The negative carrying value of the net assets sold also included a non-controlling interest of $4,984,949, which relates to the 49% interest of Mingzhong that was not owned by the Company. Due to Minco Gold’s significant influence on Minco Silver, an unrealised gain in the amount of $3,407,237 was recorded as a reduction of Minco Gold’s equity investment in Minco Silver and the remaining amount resulted in a realised gain of $15,060,170 recorded in net income.

Three assets previously held in Minco Resources have been retained by the Company (the “Retained Assets”) including the contingent receivable from a legal settlement with 208 Team (note 9), the Gold Bull Mountain exploration permits and Longnan exploration permits. These retained assets were disposed of during 2016 (Note 13).

The majority of the consideration was received in the form of a short-term investment of $ $10,116,905, and net cash out flow of $1,354,041 as a result of the transaction mainly represented cash balances within the entities sold.

Minco Silver Corp [Member]
Disclosure of general information [Line Items]
Disclosure of general information about financial statements [text block]
1.	General information

Minco Silver Corporation (“Minco Silver” or the “Company”) is engaged in exploring, evaluating and developing precious metals mineral properties and projects. Minco Silver was incorporated on August 20, 2004 under the laws of British Columbia, Canada and its common shares are listed on the Toronto Stock Exchange (“TSX”) and trades under the symbol “MSV”. The Company’s registered office is 2772 – 1055 West Georgia Street, Vancouver, British Columbia, Canada.

As at December 31, 2017, Minco Gold Corporation (“Minco Gold”) owned an 18.04% (December 31, 2016 – 18.26%) equity interest in Minco Silver.